Average Annual Total Returns - Advisor Class - PIMCO High Yield Portfolio	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	5.64%	7.09%	5.93%	6.28%	8.02%	6.63%